Investments (Details 4) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Saipem SpA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment	31.00%	30.76%
Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment	50.00%
Joint Ventures [Member] | Saipem SpA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Number of shares held	308,767,968	3,087,679,689
% of the investment	31.00%	30.76%
Share price	€ 3.806
Market value	€ 1,175